10. COMMON STOCK (Details 1) - Jun. 30, 2015 - USD ($)	Total
Option Outstanding
Number of Options	13,669,000
Exercise Price, ($C)	$ 0.85
Aggregate Intrinsic Value, (C$)	$ 723,350
Number of Options Exercisable
Number of Options Exercisable	13,669,000
Aggregate Intrinsic Value ($C)	$ 723,350
Share Based Compensation Stock Option One [Member]
Option Outstanding
Number of Options	300,000
Exercise Price, ($C)	$ 2.34
Expiry Date	Sep. 22, 2015
Number of Options Exercisable
Number of Options Exercisable	300,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Two [Member]
Option Outstanding
Number of Options	1,172,500
Exercise Price, ($C)	$ 2.86
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Options Exercisable	1,172,500
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Three [Member]
Option Outstanding
Number of Options	200,000
Exercise Price, ($C)	$ 3.47
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Options Exercisable	200,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Four [Member]
Option Outstanding
Number of Options	125,000
Exercise Price, ($C)	$ 2.94
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Options Exercisable	125,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Five [Member]
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 2.05
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Options Exercisable	150,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Six [Member]
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 2.23
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Options Exercisable	100,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Seven [Member]
Option Outstanding
Number of Options	1,561,500
Exercise Price, ($C)	$ 1.25
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Options Exercisable	1,561,500
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Eight [Member]
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 0.73
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Options Exercisable	100,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Nine [Member]
Option Outstanding
Number of Options	4,630,000
Exercise Price, ($C)	$ 0.56
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Options Exercisable	4,630,000
Aggregate Intrinsic Value ($C)
Share Based Compensation Stock Option Ten [Member]
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 0.32
Aggregate Intrinsic Value, (C$)	$ 3,500
Expiry Date	Apr. 09, 2018
Number of Options Exercisable
Number of Options Exercisable	50,000
Aggregate Intrinsic Value ($C)	$ 3,500
Share Based Compensation Stock Option Eleven [Member]
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 0.34
Aggregate Intrinsic Value, (C$)	$ 7,500
Expiry Date	Jun. 27, 2018
Number of Options Exercisable
Number of Options Exercisable	150,000
Aggregate Intrinsic Value ($C)	$ 7,500
Share Based Compensation Stock Option Twelve [Member]
Option Outstanding
Number of Options	2,345,000
Exercise Price, ($C)	$ 0.30
Aggregate Intrinsic Value, (C$)	$ 211,050
Expiry Date	Dec. 19, 2018
Number of Options Exercisable
Number of Options Exercisable	2,345,000
Aggregate Intrinsic Value ($C)	$ 211,050
Share Based Compensation Stock Option Thirteen [Member]
Option Outstanding
Number of Options	2,785,000
Exercise Price, ($C)	$ 0.21
Aggregate Intrinsic Value, (C$)	$ 501,300
Expiry Date	Dec. 22, 2019
Number of Options Exercisable
Number of Options Exercisable	2,785,000
Aggregate Intrinsic Value ($C)	$ 501,300